INVENTORIES	9 Months Ended
Sep. 30, 2020
Inventory Disclosure [Abstract]
INVENTORIES	INVENTORIES
Inventories as of September 30, 2020 and December 31, 2019 consist of the following:

	September 30, 2020	December 31, 2019
	(in millions)
Raw materials	$1,561	$1,332
Work-in-process	808	612
Finished goods	4,375	5,138
Total inventories	$6,744	$7,082